Neuberger Berman Equity Funds® (“Equity Funds”)

Supplement to the Statement of Additional Information (“SAI”) of Equity Funds, dated December 15, 2020, as amended and supplemented

Effective immediately, the following hereby replaces the section of the Equity Funds’ SAI entitled “INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES – Portfolio Manager Information – Ownership of Securities”:

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages, as of October 31, 2021. Beneficial ownership includes a Portfolio Manager’s direct investments, investments by immediate family members, and notional amounts invested through contingent compensation plans.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
Chad Bruso	Neuberger Berman Mid Cap Growth Fund	D
	Neuberger Berman Small Cap Growth Fund	D
David Bunan	Neuberger Berman International Small Cap Fund	F
Elias Cohen	Neuberger Berman International Equity Fund	G
	Neuberger Berman International Select Fund	F
Timothy Creedon	Neuberger Berman Focus Fund	G
Robert W. D’Alelio	Neuberger Berman Genesis Fund	G
Ingrid S. Dyott	Neuberger Berman Sustainable Equity Fund	G
Jacob Gamerman	Neuberger Berman Integrated Large Cap Fund	E
Rand W. Gesing	Neuberger Berman Mid Cap Intrinsic Value Fund	C
Michael C. Greene	Neuberger Berman Mid Cap Intrinsic Value Fund	E
Simon Griffiths	Neuberger Berman Integrated Large Cap Fund	A
Thomas Hogan	Neuberger Berman International Equity Fund	E
	Neuberger Berman International Select Fund	E
William Hunter	Neuberger Berman Dividend Growth Fund	E
	Neuberger Berman Equity Income Fund	F
Brian C. Jones	Neuberger Berman Global Real Estate Fund	B
	Neuberger Berman Real Estate Fund	E
Charles Kantor	Neuberger Berman Guardian Fund	G
Anton Kwang	Neuberger Berman Global Real Estate Fund	B
Sajjad S. Ladiwala	Neuberger Berman Sustainable Equity Fund	G
David Levine	Neuberger Berman Large Cap Value Fund	E
Richard Levine	Neuberger Berman Equity Income Fund	G
James F. McAree	Neuberger Berman Intrinsic Value Fund	F
	Neuberger Berman Mid Cap Intrinsic Value Fund	C

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
Trevor Moreno	Neuberger Berman Mid Cap Growth Fund	C
	Neuberger Berman Small Cap Growth Fund	C
Richard S. Nackenson	Neuberger Berman Multi-Cap Opportunities Fund	G
Benjamin H. Nahum	Neuberger Berman Intrinsic Value Fund	G
	Neuberger Berman Mid Cap Intrinsic Value Fund	D
Alexandra Pomeroy	Neuberger Berman Equity Income Fund	G
Hari Ramanan	Neuberger Berman Focus Fund	G
Marc Regenbaum	Neuberger Berman Guardian Fund	D
Brett S. Reiner	Neuberger Berman Genesis Fund	G
Conrad Saldanha	Neuberger Berman Emerging Markets Equity Fund	G
Eli M. Salzmann	Neuberger Berman Large Cap Value Fund	G
Steve Shigekawa	Neuberger Berman Global Real Estate Fund	E
	Neuberger Berman Real Estate Fund	G
Amit Solomon	Neuberger Berman Intrinsic Value Fund	G
	Neuberger Berman Mid Cap Intrinsic Value Fund	C
Gregory G. Spiegel	Neuberger Berman Genesis Fund	G
Gillian Tiltman	Neuberger Berman Global Real Estate Fund	A
Shawn Trudeau	Neuberger Berman Dividend Growth Fund	B
	Neuberger Berman Equity Income Fund	F
Kenneth J. Turek	Neuberger Berman Mid Cap Growth Fund	G
	Neuberger Berman Small Cap Growth Fund	G
Judith M. Vale	Neuberger Berman Genesis Fund	G

A = None B = $1-$10,000 C = $10,001-$50,000 D = $50,001-$100,000	E = $100,001-$500,000 F = $500,001-$1,000,000 G = Over $1,000,001

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages, as of August 31, 2021. Beneficial ownership includes a Portfolio Manager’s direct investments, investments by immediate family members, and notional amounts invested through contingent compensation plans.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
Chad Bruso	Neuberger Berman Mid Cap Growth Fund	D
	Neuberger Berman Small Cap Growth Fund	D
David Bunan	Neuberger Berman International Small Cap Fund	F
Elias Cohen	Neuberger Berman International Equity Fund	E
	Neuberger Berman International Select Fund	F
Timothy Creedon	Neuberger Berman Focus Fund	G
Robert W. D’Alelio	Neuberger Berman Genesis Fund	G
Ingrid S. Dyott	Neuberger Berman Sustainable Equity Fund	G
Jacob Gamerman	Neuberger Berman Integrated Large Cap Fund	E
Rand W. Gesing	Neuberger Berman Mid Cap Intrinsic Value Fund	C
Michael C. Greene	Neuberger Berman Mid Cap Intrinsic Value Fund	E
Simon Griffiths	Neuberger Berman Integrated Large Cap Fund	A
Thomas Hogan	Neuberger Berman International Equity Fund	E
	Neuberger Berman International Select Fund	E
William Hunter	Neuberger Berman Dividend Growth Fund	E
	Neuberger Berman Equity Income Fund	F
Brian C. Jones	Neuberger Berman Global Real Estate Fund	B
	Neuberger Berman Real Estate Fund	E
Charles Kantor	Neuberger Berman Guardian Fund	G
Anton Kwang	Neuberger Berman Global Real Estate Fund	B
Sajjad S. Ladiwala	Neuberger Berman Sustainable Equity Fund	G
David Levine	Neuberger Berman Large Cap Value Fund	E
Richard Levine	Neuberger Berman Equity Income Fund	G
James F. McAree	Neuberger Berman Intrinsic Value Fund	F
	Neuberger Berman Mid Cap Intrinsic Value Fund	C
Trevor Moreno	Neuberger Berman Mid Cap Growth Fund	C
	Neuberger Berman Small Cap Growth Fund	C
Richard S. Nackenson	Neuberger Berman Multi-Cap Opportunities Fund	G
Benjamin H. Nahum	Neuberger Berman Intrinsic Value Fund	G
	Neuberger Berman Mid Cap Intrinsic Value Fund	D
Alexandra Pomeroy	Neuberger Berman Equity Income Fund	G
Hari Ramanan	Neuberger Berman Focus Fund	G
Marc Regenbaum	Neuberger Berman Guardian Fund	D
Brett S. Reiner	Neuberger Berman Genesis Fund	G

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
Conrad Saldanha	Neuberger Berman Emerging Markets Equity Fund	G
Eli M. Salzmann	Neuberger Berman Large Cap Value Fund	G
Steve Shigekawa	Neuberger Berman Global Real Estate Fund	E
	Neuberger Berman Real Estate Fund	E
Amit Solomon	Neuberger Berman Intrinsic Value Fund	G
	Neuberger Berman Mid Cap Intrinsic Value Fund	C
Gregory G. Spiegel	Neuberger Berman Genesis Fund	G
Gillian Tiltman	Neuberger Berman Global Real Estate Fund	A
Shawn Trudeau	Neuberger Berman Dividend Growth Fund	B
	Neuberger Berman Equity Income Fund	F
Kenneth J. Turek	Neuberger Berman Mid Cap Growth Fund	G
	Neuberger Berman Small Cap Growth Fund	G
Judith M. Vale	Neuberger Berman Genesis Fund	G

A = None B = $1-$10,000 C = $10,001-$50,000 D = $50,001-$100,000	E = $100,001-$500,000 F = $500,001-$1,000,000 G = Over $1,000,001

The date of this supplement is November 1, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264

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